Reconciliation of Changes in Allowance for Loans Receivable Current (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 3,394	$ 3,437	$ 5,057
Less: Writes-offs	(3,359)		(1,620)
Less: Reversal for collection of bad debt		(54)
Translation adjustment	(8)	11
Balance at end of year	$ 27	$ 3,394	$ 3,437